UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005- 10A, Class B, 0.74%, 9/18/17 (a)(b)	USD	250	$223,020
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.83%, 6/19/21 (a)(b)		345	273,775
Flagship CLO, Series 2006-1A, Class B, 0.70%, 9/20/19 (a)(b)		1,000	752,500
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B, 0.75%, 12/20/20 (a)(b)		500	407,500
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20 (b)		265	196,100
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 0.88%, 8/01/22 (a)(b)		580	429,200
Landmark CDO Ltd., Series 2006- 8A, Class B, 0.77%, 10/19/20 (a)(b)		495	384,560
MAPS CLO Fund LLC, Series 2005- 1A, Class C, 1.30%, 12/21/17 (a)(b)		260	227,500
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		350	290,255
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)		300	267,963
			3,452,373
Total Asset-Backed Securities – 2.8%			3,452,373

Common Stocks (c)	Shares
Auto Components — 0.7%
Delphi Debtor-in-Possession Holding Co. LLP:
Class B Membership Interest	13,173	267,662
Class B Membership Interest	30,737	608,531
		876,193
Capital Markets — 0.1%
E*Trade Financial Corp.	16,300	149,634
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.	21,020	123,492
Software — 0.1%
HMH Holdings/EduMedia	53,267	79,901
Total Common Stocks – 1.0%		1,229,220

Corporate Bonds	Par (000)		Value
Airlines — 0.3%
Air Canada, 9.25%, 8/01/15 (a)	USD	180	$163,800
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		129	123,840
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		70	73,749
			361,389
Auto Components — 1.0%
Icahn Enterprises LP, 7.75%, 1/15/16		1,125	1,160,156
Chemicals — 0.5%
CF Industries, Inc., 6.88%, 5/01/18		415	476,731
Lyondell Chemical Co., 11.00%, 5/01/18		130	139,823
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		45	45,900
			662,454
Commercial Banks — 1.0%
CIT Group, Inc.:
7.00%, 5/01/15		140	140,000
7.00%, 5/02/16 (a)		180	177,750
7.00%, 5/01/17		808	799,920
7.00%, 5/02/17 (a)		130	128,050
			1,245,720
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 3.93%, 2/01/15 (b)		65	61,263
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		430	430,304
			491,567
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		325	332,313
Containers & Packaging — 0.5%
Ball Corp., 5.75%, 5/15/21		235	239,700
Berry Plastics Corp., 8.25%, 11/15/15		280	296,800
Graphic Packaging International, Inc., 9.50%, 6/15/17		100	109,000
			645,500
Diversified Financial Services — 1.4%
Ally Financial, Inc., 2.53%, 12/01/14 (b)		1,025	892,227

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
FCE Bank Plc:
7.13%, 1/15/13	EUR	50	$68,529
4.75%, 1/19/15		175	225,741
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19	USD	245	239,487
7.88%, 8/15/19		100	100,500
Reynolds Group Issuer, Inc.,
6.88%, 2/15/21 (a)	USD	185	176,675
			1,703,159
Diversified Telecommunication Services — 0.4%
ITC Deltacom, Inc., 10.50%, 4/01/16		140	144,375
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		347	349,169
			493,544
Health Care Providers & Services — 1.5%
HCA, Inc.:
6.50%, 2/15/20		535	532,325
7.25%, 9/15/20		670	688,425
7.50%, 2/15/22		115	113,275
Omnicare, Inc., 7.75%, 6/01/20		250	263,437
Tenet Healthcare Corp., 6.25%, 11/01/18 (a)		185	182,225
			1,779,687
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		850	947,750
Hotels, Restaurants & Leisure — 0.5%
MGM Resorts International:
10.38%, 5/15/14		175	196,000
11.13%, 11/15/17		390	436,313
			632,313
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17		715	743,600
Independent Power Producers & Energy Traders — 2.9%
Calpine Corp., 7.25%, 10/15/17 (a)		1,750	1,785,000
Energy Future Holdings Corp., 10.00%, 1/15/20		400	410,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,325	1,364,750
			3,559,750
IT Services — 0.2%
First Data Corp., 7.38%, 6/15/19 (a)		200	188,000
Media — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		105	111,038
CCH II LLC, 13.50%, 11/30/16		500	576,250

Corporate Bonds	Par (000)		Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	USD	185	$193,787
Series B, 9.25%, 12/15/17		850	894,625
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		500	516,250
			2,291,950
Oil, Gas & Consumable Fuels — 0.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		170	162,350
6.25%, 6/01/21		95	90,725
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		126	134,190
Peabody Energy Corp., 6.00%, 11/15/18 (a)		615	614,231
			1,001,496
Paper & Forest Products — 0.3%
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		155	155,775
Verso Paper Holdings LLC, 11.50%, 7/01/14		180	183,600
			339,375
Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		575	556,313
Wireless Telecommunication Services — 1.2%
Cricket Communications, Inc., 7.75%, 5/15/16		1,125	1,122,187
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		290	292,175
			1,414,362
Total Corporate Bonds – 17.0%			20,550,398

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.6%
DynCorp International LLC, Term Loan B, 6.25%, 7/07/16	365	356,689
SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16	420	400,688
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17	844	834,885
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17	299	298,660
		1,890,922
Airlines — 0.9%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17	1,147	1,091,489
Auto Components — 2.5%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14	1,704	1,641,575
Autoparts Holdings, Ltd., First Lien Term Loan, 6.50%, 7/28/17	650	649,395

2	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components (concluded)
Federal-Mogul Corp.:
Term Loan B, 2.20%, 12/29/14	USD	276	$254,335
Term Loan C, 2.19%, 12/28/15		141	129,762
UCI International, Inc., Term Loan, 5.50%, 7/26/17		347	347,160
			3,022,227
Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00%, 6/01/17		444	442,285
Building Products — 3.3%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		448	442,153
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		794	742,390
Goodman Global Holdings, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		2,094	2,087,484
Momentive Performance Materials, Inc. (Nautilus), Tranche B-2B Term Loan, 4.70%, 5/05/15	EUR	565	702,666
			3,974,693
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	162	161,087
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/14/16		882	877,756
Nuveen Investments, Inc. (First Lien):
3.37% - 3.42%, 11/13/14		391	368,852
5.87% - 6.00%, 5/12/17		782	740,687
Incremental Term Loan, 6.45%, 5/13/17		160	156,600
			2,304,982
Chemicals — 5.8%
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		602	591,440
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		430	430,271
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		750	749,062
Gentek, Inc., Term Loan B, 5.00% - 5.75%, 10/06/15		666	657,337
MDI Holdings LLC, Term Loan B, 2.26%, 4/11/14		448	436,199
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		572	549,240
Polyone Corp., Term Loan B, 5.00%, 11/01/17		185	184,769
PQ Corp., Term Loan B, 3.51% - 3.68%, 7/30/14		706	661,569
Styron Sarl LLC, New Term Loan B, 6.00%, 8/02/17		618	531,503
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		1,365	1,362,559

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Univar, Inc., Term Loan B, 5.00%, 6/30/17	USD	936	$902,201
			7,056,150
Commercial Services & Supplies — 3.9%
Adesa, Inc. (KAR Holdings, Inc.), Term Loan B, 5.00%, 5/19/17		1,197	1,180,305
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		697	693,643
ARAMARK Corp.:
Letter of Credit - 1 Facility, 2.11%, 1/27/14		9	9,150
Letter of Credit - 2 Facility, 3.49%, 7/26/16		14	13,476
US Term Loan, 2.24%, 1/27/14		116	113,588
US Term Loan B, 3.62%, 7/26/16		211	204,905
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		276	272,434
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		825	825,825
Synagro Technologies, Inc., Term Loan B, 2.28%, 4/02/14		868	732,341
Volume Services America, Inc., (Centerplate) Term Loan B, 10.50% - 10.75%, 9/16/16		495	486,956
West Corp., Term Loan B4, 4.58% - 4.67%, 7/15/16		197	194,881
			4,727,504
Communications Equipment — 1.0%
Avaya, Inc., Term Loan B1, 3.26%, 10/24/14		449	417,026
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		820	816,149
			1,233,175
Construction & Engineering — 0.9%
BakerCorp., Inc., Term Loan B, 5.00%, 6/01/18		339	335,250
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/16/17		750	750,000
			1,085,250
Consumer Finance — 1.7%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		2,420	2,097,850
Containers & Packaging — 1.0%
Berry Plastics Holding Corp., Term Loan C, 2.25%, 4/03/15		502	472,393
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		721	726,433
			1,198,826
Diversified Consumer Services — 3.4%
Coinmach Corp., Delayed Draw Term Loan, 3.23% - 3.32%, 11/20/14		244	216,680

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services (concluded)
Coinmach Service Corp., Term Loan, 3.25% - 3.32%, 11/20/14	USD	1,024	$909,944
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		1,960	1,826,180
ServiceMaster Co.:
Closing Date Term Loan, 2.76%, 7/24/14		108	102,089
Delayed Draw Term Loan, 2.75% - 2.83%, 7/24/14		1,084	1,025,142
			4,080,035
Diversified Financial Services — 2.0%
Reynolds Group Holdings, Inc.:
Term Loan E, 6.50%, 2/09/18		1,234	1,211,690
Tranche C Term Loan, 5.25% - 6.50%, 8/09/18		1,200	1,178,400
			2,390,090
Diversified Telecommunication Services — 4.5%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 11/01/15 (d)		655	658,417
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		815	712,037
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.65%, 3/13/14		1,200	1,126,500
Term Loan B, 5.75%, 8/31/18		550	532,125
Term Loan B2, 5.75%, 9/03/18		1,800	1,741,500
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		747	705,385
			5,475,964
Electronic Equipment, Instruments & Components — 1.6%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18		397	375,230
CDW LLC, Non-Extended Term Loan, 3.75%, 10/10/14		631	605,895
Sensata Technologies Finance Co., LLC, New Term Loan, 4.00%, 5/11/18		948	934,197
			1,915,322
Energy Equipment & Services — 2.7%
CCS Corp., Tranche B Term Loan, 3.37%, 11/14/14		748	682,345
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		518	517,073
Gas Co. Term Loan, 9.25%, 8/04/16		582	586,202
MEG Energy Corp., Tranche D Term Loan, 4.00%, 3/16/18		1,550	1,532,841
			3,318,461

Floating Rate Loan Interests (b)	Par (000)		Value
Food & Staples Retailing — 1.9%
AB Acquisitions UK Topco 2 Ltd., Facility B1, 3.63%, 7/09/15	GBP	900	$1,256,054
B&G Foods, Inc., Term Loan B, 3.50%, 11/30/18	USD	175	175,073
Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16		223	221,492
US Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		710	645,072
			2,297,691
Food Products — 3.9%
Advance Pierre Foods, Inc., Term Loan (Second Lien):
7.00%, 9/30/16		950	944,460
11.25%, 9/29/17		500	497,290
Del Monte Corp., Term Loan, 4.50%, 3/08/18		1,584	1,497,010
Michaels Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term Loan B, 4.25%, 2/23/18		131	128,850
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.75% - 2.87%, 4/02/14		40	39,137
Tranche D Term Loan, 6.00%, 4/02/14		532	531,680
Solvest, Ltd. (Dole):
Tranche B-2 Term Loan, 5.05%, 7/06/18		360	357,031
Tranche C-2 Term Loan, 5.03%, 7/06/18		785	778,932
			4,774,390
Health Care Equipment & Supplies — 1.8%
Biomet, Inc., Dollar Term Loan, 3.25% - 3.36%, 3/25/15		314	302,661
DJO Finance LLC, Term Loan, 3.26%, 5/20/14		467	449,132
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		690	663,291
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		825	827,887
			2,242,971
Health Care Providers & Services — 6.5%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.51%, 7/25/14		37	35,591
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14		726	699,498
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		596	582,994
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		893	888,784
Emergency Medical Services, Term Loan, 5.25%, 5/25/18		856	828,863

4	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
Harden Healthcare LLC:
Tranche A Additional Term Loan, 8.50%, 3/02/15	USD	338	$330,870
Tranche A Term Loan, 7.75%, 3/02/15		509	498,571
HCA, Inc., Tranche B-3 Term Loan, 3.62%, 5/01/18		380	359,206
Health Management Associates, Term Loan B, 3.50%, 11/16/18		1,255	1,249,252
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		861	840,837
Incremental Term Loan B3, 6.75%, 5/15/18		349	341,392
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		549	523,937
Renal Advantage Holdings, Inc., Term Loan B, 5.75%, 12/16/16		596	594,011
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		60	59,025
			7,832,831
Health Care Technology — 1.4%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		554	552,373
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		695	698,259
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		400	395,929
			1,646,561
Hotels, Restaurants & Leisure — 5.3%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		572	568,331
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		395	389,735
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B-4, 9.50%, 10/31/16		496	488,548
Term Loan B-1, 3.42%, 1/28/15		175	149,298
Term Loan B-2, 3.26% - 3.42%, 1/28/15		97	82,534
Term Loan B-3, 3.42%, 1/28/15		2,277	1,942,850
Dunkin’ Brands, Inc., Term Loan B, 4.00%, 11/23/17		907	892,063
Golden Living, Term Loan, 5.00%, 5/04/18		288	248,624
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		620	616,021
Six Flags Theme Parks, Inc., Tranche B Term Loan, (First Lien), 5.25% - 6.00%, 6/30/16		577	574,308

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15	USD	530	$523,410
			6,475,722
Independent Power Producers & Energy Traders — 2.3%
The AES Corp., Term Loan, 4.25%, 6/01/18		995	983,806
Texas Competitive Electric Holdings Co. LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		2,734	1,780,143
			2,763,949
Industrial Conglomerates — 1.7%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14		305	304,238
Term Loan, 3.63% - 3.70%, 12/03/14		1,763	1,698,789
			2,003,027
Insurance — 0.7%
CNO Financial Group, Inc., Term Loan, 6.25%, 9/30/16		862	857,526
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		550	485,375
IT Services — 5.1%
Ceridian Corp., US Term Loan, 3.26% - 3.38%, 11/10/14		660	585,112
First Data Corp.:
Extended Term Loan B, 4.26%, 3/23/18		3,012	2,514,130
Term Loan B-1, 3.00%, 9/24/14		313	277,382
Term Loan B-3, 3.00%, 9/24/14		149	132,034
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		345	330,140
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		505	493,763
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		410	409,652
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		1,461	1,453,541
			6,195,754
Machinery — 1.7%
Navistar Financial Corp., Term Loan B, 4.56%, 12/16/12		371	369,356
Terex Corp.:
Term Loan, 6.03%, 4/28/17	EUR	60	79,010

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
Terex Corp. (concluded):
Term Loan B, 5.50%, 4/28/17	USD	500	$498,750
Tomkins LLC, Term Loan A, 4.25%, 9/29/16		1,172	1,161,895
			2,109,011
Media — 17.8%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		616	596,079
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		737	672,192
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		798	791,353
Atlantic Broadband Finance LLC, Term Loan B, 4.00%, 3/08/16		434	420,654
Bresnan Telecommunications Co. LLC, Term Loan, 4.50%, 12/14/17		1,439	1,403,147
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		600	599,436
Catalina Marketing Corp., Term Loan B, 3.01%, 10/01/14		105	99,371
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.51%, 7/03/14		426	359,523
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		372	343,012
Charter Communications Operating, LLC:
Extended Term Loan, 3.62%, 9/06/16		1,049	1,029,347
Term Loan, 7.25%, 3/06/14		12	12,286
Clarke American Corp., Term Facility B, 2.76% - 2.87%, 6/30/14		227	191,429
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/16		995	740,340
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		550	535,106
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14		642	626,856
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.44%, 6/12/14		607	417,208
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		499	490,022
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		2,985	2,945,210
Interactive Data Corp., New Term Loan B, 4.50%, 2/12/18		1,318	1,292,007
Knology, Inc., Term Loan B, 4.00%, 8/18/17		247	240,216

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 4.20%, 3/06/15	EUR	460	$473,795
Facility C1, 4.45%, 3/04/16		460	476,889
Mediacom Illinois, LLC, Tranche D Term Loan, 5.50%, 3/31/17	USD	197	194,025
Mediacom LLC, Term Loan E, 4.50%, 10/23/17		494	477,703
Newsday LLC, Fixed Rate Term Loan:
6.65%, 8/01/13		500	503,125
10.50%, 8/01/13		800	823,000
Nielsen Finance LLC, Class B Dollar Term Loan, 4.00%, 5/02/16		635	618,543
Sinclair Television Group, Inc., New Tranche B Term Loan, 4.00%, 10/28/16		337	335,723
Sunshine Acquisition Ltd., Term Facility, 5.50%, 6/01/12		1,012	997,743
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		813	727,203
UPC Broadband Holding B.V., Term Loan U, 5.37%, 12/29/17	EUR	386	485,878
UPC Financing Partnership, Term Loan, 4.75%, 12/29/17	USD	475	463,719
WC Luxco Sarl, New Term Loan B3, 4.25%, 3/15/18		219	215,343
Weather Channel, Term Loan B, 4.25%, 2/13/17		965	959,279
			21,556,762
Metals & Mining — 2.7%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,325	1,300,925
SunCoke Energy, Inc., Term Loan B, 4.00% - 5.25%, 7/26/18		449	441,020
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,574	1,543,707
			3,285,652
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc., Term B Advance (First Lien), 2.81%, 11/01/13		184	177,064
Multiline Retail — 2.0%
Dollar General Corp., Tranche B-2 Term Loan, 3.00%, 7/07/14		316	314,001
Hema Holding BV, Facility D, 6.36%, 1/05/17	EUR	1,800	1,975,246
The Neiman Marcus Group, Inc.,
Term Loan, 4.75%, 5/16/18	USD	175	168,170
			2,457,417
Oil, Gas & Consumable Fuels — 2.0%
EquiPower Resources Holdings, LLC, Term Loan B, 5.75%, 1/26/18		699	691,664

6	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Gibson Energy, Term Loan B, 5.75%, 6/15/18	USD	798	$795,007
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		931	925,852
			2,412,523
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		200	200,750
Pharmaceuticals — 3.0%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		993	944,115
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		390	389,397
Pharmaceutical Products Development, Term Loan B, 7.00%, 12/05/18		830	818,289
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		594	575,707
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		499	495,219
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		318	313,226
Term Loan B-2, 4.25%, 3/15/18		159	156,613
			3,692,566
Professional Services — 1.6%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		274	272,794
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		850	852,423
Fifth Third Processing Solutions, LLC, Term Loan B (First Lien), 4.50%, 11/03/16		794	789,381
			1,914,598
Real Estate Investment Trusts (REITs) — 0.8%
Istar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		926	913,691
Real Estate Management & Development — 1.4%
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		735	679,538
Extended Synthetic Letter of Credit, 4.44%, 10/10/16		27	23,526
Extended Term Loan, 4.69%, 10/10/16		809	716,282
Letter of Credit, 3.20%, 10/10/13		25	23,539
Term Loan, 3.44%, 10/10/13		239	221,195
			1,664,080

Floating Rate Loan Interests (b)	Par (000)		Value
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18	USD	485	$485,912
The Hertz Corp., Term Loan B, 3.75%, 3/09/18		348	344,005
			829,917
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.50%, 12/01/16		439	414,084
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		315	314,411
NXP B.V., Incremental Term Loan, 5.50%, 3/03/17		420	402,940
			1,131,435
Software — 0.8%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		255	242,038
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18		448	444,114
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		308	300,599
			986,751
Specialty Retail — 4.6%
Academy Ltd., Term Loan, 6.00%, 8/03/18		800	785,336
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		444	431,848
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		835	815,519
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		373	342,809
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		293	277,134
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		334	324,822
Term Loan B-2, 4.89% - 4.94%, 7/31/16		641	623,199
Petco Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17		1,089	1,056,330
Toys ‘R’ Us Delaware, Inc., Initial Loan, 6.00%, 9/01/16		909	895,994
			5,552,991
Wireless Telecommunication Services — 1.8%
Digicel International, Tranche A, 2.88%, 3/30/12		235	233,541
MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 4.07% - 4.13%, 11/04/16		767	748,757
Vodafone Americas Finance 2, Inc. (d):
PIK Term Loan, 6.88%, 8/11/15		803	800,738

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2, Inc. (d) (concluded):
Term Loan B, 6.25%, 7/11/16	USD	400	$397,000
			2,180,036
Total Floating Rate Loan Interests – 112.2%			135,946,266
Total Long-Term Investments (Cost – $164,716,152) – 133.0%			161,178,257

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (e)(f)		784,236	784,236
Total Short-Term Securities (Cost – $784,236) – 0.7%			784,236
Total Investments (Cost — $165,500,388*) - 133.7%			161,962,493
Liabilities in Excess of Other Assets – (33.7)%			(40,797,887)
Net Assets – 100.0%			$121,164,606

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,478,384
Gross unrealized appreciation	$1,888,508
Gross unrealized depreciation	(5,404,399)
Net unrealized depreciation	$(3,515,891)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,230,753	1,446,517	784,236	$98

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	150,000	USD	235,026	Citibank NA	1/18/12	$210
GBP	18,000	USD	28,607	Deutsche Bank AG	1/18/12	(379)
USD	98,283	CAD	101,500	Deutsche Bank AG	1/18/12	(1,116)
USD	1,464,410	GBP	939,000	Citibank NA	1/18/12	(8,168)
EUR	527,000	USD	717,641	Deutsche Bank AG	1/25/12	(9,141)
USD	5,240,125	EUR	3,811,000	Citibank NA	1/25/12	116,613
Total						$98,019

8	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes valuations techniques ay result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$1,149,318	$2,303,055	$3,452,373
Common Stocks	$149,634	123,492	956,094	1,229,220
Corporate Bonds	—	20,550,398	—	20,550,398
Floating Rate Loan Interests	—	128,107,597	7,838,669	135,946,266
Short-Term Securities	784,236	—	—	784,236
Total	$933,870	$149,930,805	$11,097,818	$161,962,493

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]:
Assets:
Foreign currency Exchange Contracts	—	$116,823	—	$116,823
Liabilities:
Foreign currency Exchange Contracts	—	(18,804)	—	(18,804)
Total	—	$98,019	—	$98,019

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at unrealized appreciation/depreciation on the instrument.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011	9

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$2,378,561	$106,534	$10,822,191	$13,307,286
Accrued discounts/premiums	10,124	—	8,046	18,170
Net realized gain (loss)	—	—	6,555	6,555
Net change in unrealized appreciation/depreciation[2]	(85,630)	595,039	15,579	524,988
Purchases	—	254,521	—	254,521
Sales	—	—	(709,940)	(709,940)
Transfers in3	—	—	2,795,979	2,795,979
Transfers out[3]	—	—	(5,099,741)	(5,099,741)
Balance, as of November 30, 2011	$2,303,055	$956,094	$7,838,669	$11,097,818

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $525,878.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of period in relation to net assets.

10	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 23, 2012